Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	FMC's Stockholders Equity - Common Stock, $0.10 Par Value	FMC's Stockholders Equity - Capital in Excess of Par	FMC's Stockholders Equity - Retained Earnings	FMC's Stockholders Equity - Accumulated Other Comprehensive Income (Loss)	FMC's Stockholders Equity - Treasury Stock	Noncontrolling Interest
Total Equity at Dec. 31, 2009	$ 1,133.1	$ 18.6	$ 379.3	$ 1,716.9	$ (279.2)	$ (759.2)	$ 56.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	184.9			172.5			12.4
Share-Based Compensation, Exercise of Awards	32.8		(1.3)			34.1
Excess tax benefits from share-based compensation	56.3		56.3
Shares for benefit plan trust	0.1					0.1
Net pension and other benefit actuarial gains/(losses) and prior service costs, net of income tax	(3.5)				(3.5)
Net hedging gains (losses) and other, net of income tax	(3.4)				(3.4)
Foreign Currency Translation Adjustment	(26.0)				(25.6)		(0.4)
Dividends	(36.4)			(36.4)
Repurchases of common stock	(137.7)					(137.7)
Distributions to noncontrolling interests	(11.0)						(11.0)
Total Equity at Dec. 31, 2010	1,189.2	18.6	434.3	1,853.0	(311.7)	(862.7)	57.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	382.2			365.9			16.3
Share-Based Compensation, Exercise of Awards	26.9		12.8			14.1
Excess tax benefits from share-based compensation	7.4		7.4
Shares for benefit plan trust	(0.8)					(0.8)
Net pension and other benefit actuarial gains/(losses) and prior service costs, net of income tax	(60.2)				(60.2)
Net hedging gains (losses) and other, net of income tax	(3.7)				(3.7)
Foreign Currency Translation Adjustment	(15.0)				(14.4)		(0.6)
Dividends	(42.7)			(42.7)
Repurchases of common stock	(169.3)					(169.3)
Noncontrolling interests associated with an acquisition	3.0						3.0
Distributions to noncontrolling interests	(12.9)						(12.9)
Total Equity at Dec. 31, 2011	1,304.1	18.6	454.5	2,176.2	(390.0)	(1,018.7)	63.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	435.7			416.2			19.5
Share-Based Compensation, Exercise of Awards	35.3		17.7			17.6
Excess tax benefits from share-based compensation	9.7		9.7
Shares for benefit plan trust	2.3					2.3
Net pension and other benefit actuarial gains/(losses) and prior service costs, net of income tax	(26.9)				(26.9)
Net hedging gains (losses) and other, net of income tax	5.7				5.7
Foreign Currency Translation Adjustment	2.5				2.3		0.2
Dividends	(55.9)			(55.9)
Repurchases of common stock	(149.0)					(149.0)
Noncontrolling interests associated with an acquisition	6.7						6.7
Distributions to noncontrolling interests	(15.4)						(15.4)
Total Equity at Dec. 31, 2012	$ 1,554.8	$ 18.6	$ 481.9	$ 2,536.5	$ (408.9)	$ (1,147.8)	$ 74.5